Pruco Life Insurance Company	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

April 16, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: Registration Statement on Form N-6 for Pruco Life's Variable Universal Life Insurance

Contract - VUL Protector

We are filing a registration statement on Form N-6 relating to the above referenced variable universal life insurance contracts to be issued by Pruco Life Insurance Company ("Pruco Life") and one of its separate accounts, the Pruco Life Variable Universal Account (the “Account”). The Account, a unit investment trust, is registered under the Investment Company Act of 1940 and there is, on file, a registration statement on Form N-8B-2, Registration #811-5826.

We respectfully request selective review of this filing so that it may be declared effective on June 30, 2009. The disclosure in this filing has been reviewed by the Staff in the context of disclosure previously filed in connection with the registration statement for variable universal life insurance contracts issued by Pruco Life, Registration #333-112808. We consider the previous Pruco Life filing a precedent to this initial filing.

The notable differences between the disclosure in this filing and that in the previous Pruco Life filing are:

•	The Contract offers 14 variable investment options.
•	Some rates and charges are different.
•	No Target Term Rider is available with this Contract.
•	There are only two Death Benefit types (A and B), no Death Benefit type C is available for this Contract.
•	Lapse protection is provided by a Lapse Protection Rider, which provides lapse protection through the use of a shadow account; there are no charges associated with the Rider.
•	There are no minimum loan amounts associated with this Contract.
•	The Contract may qualify for a Persistency Credit, which is an additional amount to be paid for keeping the Contract in-force over a certain period of time.
•	The Contract may have an Overloan Protection Rider, which provides lapse protection if there is an excessive amount of Contract debt.
•	The Funds, their objectives, and their advisers/subadvisers are formatted into a table, instead of being provided as text.
•	There is expanded disclosure regarding administrative service fees payable to the issuing company from the Funds.
•	Disclosure regarding the Wachovia/Prudential relationship is updated.
•	Compensation rates are different for this Contract.
•	Certain definitions are removed because they don’t apply to this Contract.

Respectfully yours,

/s/ Thomas C. Castano

Thomas C. Castano

Via EDGAR